UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2018

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Oakhurst Strategic Defined Risk Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2017

	Shares	Value
OPEN-END FUNDS - 98.73%
ACM Dynamic Opportunity Fund, Class I (a)	60,171	$1,027,721
AQR Equity Market Neutral Fund, Class I	202,331	2,468,443
DoubleLine Shiller Enhanced CAPE, Class I	164,640	2,551,921
Dreyfus Dynamic Total Return Fund, Class I	104,419	1,716,646
FPA Crescent Fund	81,372	2,797,559
Gateway Fund, Class Y	87,908	2,853,487
Infinity Q Diversified Alpha Fund, Class I	150,765	1,560,416
JPMorgan Opportunistic Equity Long/Short Fund, Class A (a)	78,118	1,472,520
Leuthold Core Investment Fund	119,179	2,382,380
RMB Mendon Financial Long/Short Fund, Class A	66,180	1,155,501
TOTAL OPEN-END FUNDS
(Cost $19,783,991)		19,986,594

SHORT-TERM INVESTMENTS - 1.29%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.87% (b)	260,792	260,792
TOTAL SHORT-TERM INVESTMENTS
(Cost $260,792)		260,792

TOTAL INVESTMENTS
(Cost $20,044,783) - 100.02%		20,247,386
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.02)%		(4,970)
TOTAL NET ASSETS - 100.00%		$20,242,416

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of July 31, 2017.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$20,044,783
Gross unrealized appreciation	229,146
Gross unrealized depreciation	(26,543)
Net unrealized appreciation	$202,603

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money markey funds), other than exchange-traded funds, are valued at their reported net asset value.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Open-End Funds	$19,986,594	$-	$-	$19,986,594
Short-Term Investments	260,792	-	-	260,792
Total Investments	$20,247,386	$-	$-	$20,247,386

The Fund did not have any Level 3 investments during the period. It is the Fund’s policy to record transfers at the end of the reporting period. For the period ended July 31, 2017, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title  /s/ John Hedrick
 John Hedrick, President

Date   September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
    John Hedrick, President

Date  September 25, 2017

By (Signature and Title)* /s/ David Cox
    David Cox, Treasurer

Date  September 25, 2017

* Print the name and title of each signing officer under his or her signature.